MERRILL LYNCH
TOTAL RETURN
BOND FUND



FUND LOGO



Semi-Annual Report

December 31, 2000



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks to maximize long-term total return. The Fund will seek to achieve its objective by investing all of its assets in Total Return Bond Master Portfolio of Fund Asset Management Master Trust, which has the same investment objective as the Fund.

The Portfolio may invest a portion of its assets in non-investment-grade debt securities, commonly referred to as high yield "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Portfolio may also invest a portion of its assets in emerging markets and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.


Merrill Lynch
Total Return Bond Fund of
Merrill Lynch Investment Managers Funds, Inc.
725 South Figuera Street
Suite 4000
Los Angeles, CA
90017-5400


Printed on post-consumer recycled paper


MERRILL LYNCH TOTAL RETURN BOND FUND


Officers and
Directors

Robert L. Burch III, Director
John A. G. Gavin, Director
Joe Grills, Director
Nigel Hurst-Brown, Director
Madeleine A. Kleiner, Director
Richard R. West, Director
Nancy D. Celick, President
Donald C. Burke, Vice President and Treasurer
Anna Marie S. Lopez, Assistant Treasurer and
Assistant Secretary
Turner Swan, Secretary
Gracie Fermelia, Vice President and
Assistant Secretary

Custodian
Brown Brothers Harriman &Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Total Return Bond Fund, December 31, 2000


DEAR SHAREHOLDER

We are pleased to present you with this first semi-annual report of Merrill Lynch Total Return Bond Fund for the six months ended December 31, 2000. The Fund seeks to maximize long-term total return. The Fund invests all of its assets in the Total Return Bond Master Portfolio of the Fund Asset Management Master Trust. The Portfolio has the same objective as the Fund. All investments will be made at the Master Trust level. As a result, the Fund's investment results will correspond directly to the investment results of the Portfolio. In this and future reports to shareholders, we will review the investment environment, provide information about the Fund's performance, discuss our investment strategies and highlight some of the Fund's holdings.

Investment Review
After expanding at more than a 5% annualized pace during the first half of 2000, gross domestic product (GDP) growth slowed markedly during the last six months of the year. This slowdown engineered by the Federal Reserve Board was welcomed by the bond market with falling interest rates and improved absolute performance. US Treasury rates declined dramatically with 30-year Treasury issues ending the year yielding 5.5%, 102 basis points (1.02%) less than where they began the year. Being more sensitive to future Federal Reserve Board policy, the five-year Treasury yield decreased by 137 basis points during 2000. Meanwhile, as the Federal Reserve Board was actually raising overnight rates, shorter-term yields increased, with the three-month Treasury yield ending the year at 5.9%, 57 basis points higher than a year earlier. The yield curve began 2000 in its "normal shape", that is, upwardly sloping. This normal shape typically compensates longer-maturity bondholders with higher yields for the greater inflation risk that they assume. Early in the year, the curve began to invert and short-to-intermediate yields actually rose above longer-term interest rates. By the end of the year, the yield curve was only partially inverted, with short-term interest rates remaining above intermediate-term and long-term interest rates --a manifestation of the expectation for declining future short-term interest rates.

Several factors shaped this environment and acted to slow the economy during the fiscal year. First, monetary policy as enacted by the Federal Reserve Board was key. From June 1999 through June 2000, the Federal Reserve Board raised interest rates on six separate occasions by 175 total basis points in order to engineer a slowdown to a more sustainable growth rate. With annualized growth of more than 8% in the fourth quarter of 1999, it became clear to us that the Federal Reserve Board's tightening policy was warranted. Monetary policy operates with a lag, so the effects of this tighter policy have just recently begun to impact the real economy.

Other factors were also important in slowing the economy. Volatility in equity markets, as the Internet bubble burst and corporate earnings slowed, caused consumers and businesses to lose confidence, slowing consumption and investment. Strong growth led to a sub-4% unemployment rate and it became more difficult to add quality workers and continue to increase production. Strong growth also led to an imbalance of energy supply and demand, with oil, natural gas and electricity price increases creating national headlines since mid-year. These factors had a significant effect on the economy, just as the Federal Reserve Board's prior tightening was beginning to take hold. During the last several years, much went right for the US economy and equity markets. Signs quickly began to emerge that all was beginning to unravel as a majority of economic indicators rapidly turned down in the fourth quarter. Economists began discussing a "hard landing" and a recessionary environment and began to call on the Federal Reserve Board to lower interest rates.

Throughout the year, inflation remained benign with the noted exception of energy price spikes. The largest year-over-year increases in the consumer price index and producer price index registered at 3.8% and 4.5%, respectively, during the last half of the year. When food and energy prices are removed, the maximum year-over-year increases registered in the consumer price index and producer price index in 2000 were 2.6% and 1.5%, respectively. Although the threat of inflation is always an issue for the bond market, actual inflation clearly has not been a problem. This is important since the Federal Reserve Board would be extremely hesitant to stimulate the economy by lowering interest rates if current inflation were present.

Although this environment strongly benefited Treasury and agency securities during 2000, other sectors of the bond market did not fare quite as well. The outperformance of government-backed securities has been a persistent trend since the beginning of the year when the US Treasury announced that it would use the surplus to buy back Treasury securities. Indeed, normally, an environment including positive economic and earnings growth, a vigilant central bank and benign inflation would lead to the outperformance of "spread," or non-Treasury, sectors. The most surprising aspect of bond market behavior in 2000 was the significant underperformance of spread sectors. Much of this occurred prior to any signs of the economy actually slowing. During the second-half of 2000, corporate securities underperformed. In general, lower-quality bonds fared the worst. Many below-investment-grade bonds posted negative total returns for the year as the negative price effects of spread widening more than offset their initial yield advantage. Asset-backed securities and mortgage-backed securities also underperformed as investors became more concerned with the quality of the underlying collateral and began to worry about call risk by year end. Commercial mortgage-backed securities were one bright spot, outperforming based upon strong fundamentals and attractive valuations.

Since inception (October 6, 2000) through December 31, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +3.14%, +2.72%, +2.72% and +3.01%, respectively.
(Complete performance information can be found on pages 4 and 5 of this report to shareholders.) Absolute performance for the Fund increased as the economy slowed and the bond market rallied. More interest rate risk (or duration) and more exposure to intermediate issues would have aided the Fund's performance further as interest rates were falling. In terms of sector strategies, a general overweight of non-Treasury securities detracted from relative returns. An underweighting of investment-grade corporates benefited our performance since these securities underperformed. However, an overweighting of high-yield securities had an even greater negative impact. Even small positions in below investment-grade securities had a considerable effect on returns as compared to the unmanaged Lehman Brothers Aggregate Bond Index since they underperformed by such a significant margin. Finally, our underweighting residential mortgage-backed securities while our overweighting of commercial mortgage-backed securities aided returns as each of those sectors performed in line with our expectations.

In Conclusion
We appreciate your support of Merrill Lynch Total Return Bond Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


(Nancy D. Celick)
Nancy D. Celick
President


(John Queen)
John Queen
Portfolio Manager


(Michael Sanchez)
Michael Sanchez
Portfolio Manager


February 9, 2001


Merrill Lynch Total Return Bond Fund, December 31, 2000


PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Portfolio's investment adviser pays annual operating expenses of the Fund's Class A, Class B, Class C and Class D Shares in excess of .65%, 1.65%, 1.65% and .90%, respectively, of the average net assets of each Class. Were the investment adviser not to pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results
                                                                         Since Inception    Standardized
As of December 31, 2000                                                    Total Return     30-Day Yield
ML Total Return Bond Fund Class A Shares*                                      +3.14%           6.06%
ML Total Return Bond Fund Class B Shares*                                      +2.72            5.60
ML Total Return Bond Fund Class C Shares*                                      +2.72            5.42
ML Total Return Bond Fund Class D Shares*                                      +3.01            6.01
Lehman Brothers Aggregate Bond Index**                                         +4.37             --

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The
Fund's inception date is10/06/00.
**This unmanaged market-weighted Index is comprised of US Government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, the Federal Home Loan
Mortgage Corporation or the Federal National Mortgage Association and investment-grade (rated BBB or better) corporate bonds. Since inception total return is from 10/06/00.


Aggregate
Total Return
                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Inception (10/06/00)
through 12/31/00                           +3.14%         -1.24%

 *Maximum sales charge is 4.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Inception (10/06/00)
through 12/31/00                          +2.72%          -1.28%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Inception (10/06/00)
through 12/31/00                           +2.75%         +1.75%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class D Shares*

Inception (10/06/00)
through 12/31/00                           +3.01%         -1.37%

*Maximum sales charge is 4.25%.
**Assuming maximum sales charge.


Merrill Lynch Total Return Bond Fund, December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH TOTAL
RETURN BOND FUND    As of December 31, 2000
Assets:             Investment in Total Return Bond Master Portfolio, at value
                    (identified cost--$202,263)                                                            $     202,703
                                                                                                           -------------
                    Total assets                                                                                 202,703
                                                                                                           -------------

Liabilities:        Payables:
                      Dividends to shareholders                                           $         288
                      Distributor                                                                    53
                      Administrator                                                                  42              383
                                                                                          -------------
                    Accrued expenses                                                                              55,001
                                                                                                           -------------
                    Total liabilities                                                                             55,384
                                                                                                           -------------

Net Assets:         Net assets                                                                             $     147,319
                                                                                                           =============

Net Assets          Class A Shares of Common Stock, $.01 par value, 100,000,000
Consist of:         shares authorized                                                                      $          13
                    Class B Shares of Common Stock, $.01 par value, 200,000,000
                    shares authorized                                                                                 26
                    Class C Shares of Common Stock, $.01 par value, 100,000,000
                    shares authorized                                                                                 41
                    Class D Shares of Common Stock, $.01 par value, 100,000,000
                    shares authorized                                                                                 65
                    Paid-in capital in excess of par                                                             146,318
                    Undistributed investment income--net                                                              73
                    Undistributed realized capital gains on investments from the
                    Portfolio--net                                                                                   343
                    Unrealized appreciation on investments from the Portfolio--net                                   440
                                                                                                           -------------
                    Net assets                                                                             $     147,319
                                                                                                           =============

Net Asset           Class A--Based on net assets of $12,989 and 1,276 shares
Value:                       outstanding                                                                   $       10.18
                                                                                                           =============
                    Class B--Based on net assets of $26,503 and 2,608 shares
                             outstanding                                                                   $       10.16
                                                                                                           =============
                    Class C--Based on net assets of $41,993 and 4,133 shares
                             outstanding                                                                   $       10.16
                                                                                                           =============
                    Class D--Based on net assets of $65,834 and 6,472 shares
                             outstanding                                                                   $       10.17
                                                                                                           =============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
MERRILL LYNCH TOTAL
RETURN BOND FUND    For the Period October 6, 2000++ to December 31, 2000
Investment          Investment income allocated from the Portfolio                                         $       1,267
Income:             Expenses allocated from the Portfolio                                                           (68)
                                                                                                           -------------
                    Net investment income from the Portfolio                                                       1,199
                                                                                                           -------------

Expenses:           Registration fees                                                     $      24,086
                    Printing and shareholder reports                                             11,941
                    Offering costs                                                               11,037
                    Accounting services                                                             511
                    Account maintenance and distribution fees--Class C                               58
                    Transfer agent fees--Class C                                                     56
                    Transfer agent fees--Class D                                                     46
                    Administration fees                                                              42
                    Transfer agent fees--Class B                                                     33
                    Transfer agent fees--Class A                                                     32
                    Account maintenance and distribution fees--Class B                               31
                    Account maintenance fees--Class D                                                13
                    Other                                                                            27
                                                                                          -------------
                    Total expenses before reimbursement                                          47,913
                    Reimbursement of expenses                                                  (47,768)
                                                                                          -------------
                    Total expenses after reimbursement                                                               145
                                                                                                           -------------
                    Investment income--net                                                                         1,054
                                                                                                           -------------

Realized &          Realized gain on investments from the Portfolio--net                                             343
Unrealized          Unrealized appreciation on investments from the Portfolio--net                                   440
Gain from                                                                                                  -------------
The Portfolio--Net: Net Increase in Net Assets Resulting from Operations                                   $       1,837
                                                                                                           =============

                  ++Commencement of operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
                                                                                                          For the Period
MERRILLLYNCH TOTAL                                                                                        Oct. 6, 2000++
RETURN BOND FUND    Increase (Decrease) in Net Assets:                                                  to Dec. 31, 2000
Operations:         Investment income--net                                                                 $       1,054
                    Realized gain on investments from the Portfolio--net                                             343
                    Unrealized appreciation on investments from the Portfolio--net                                   440
                                                                                                           -------------
                    Net increase in net assets resulting from operations                                           1,837
                                                                                                           -------------

Dividends to        Investment income--net:
Shareholders:         Class A                                                                                      (167)
                      Class B                                                                                      (139)
                      Class C                                                                                      (318)
                      Class D                                                                                      (357)
                                                                                                           -------------
                    Net decrease in net assets resulting from dividends to shareholders                            (981)
                                                                                                           -------------

Capital Share       Net increase in net assets derived from capital share transactions                            96,463
Transactions:                                                                                              -------------

Net Assets:         Total increase in net assets                                                                  97,319
                    Beginning of period                                                                           50,000
                                                                                                           -------------
                    End of period*                                                                         $     147,319
                                                                                                           =============
                   *Undistributed investment income--net                                                   $          73
                                                                                                           =============

                  ++Commencement of operations.

                    See Notes to Financial Statements.


Merrill Lynch Total Return Bond Fund, December 31, 2000

FINANCIAL HIGHLIGHTS
MERRILL LYNCH       The following per share data and ratios have been derived              For the Period
TOTAL RETURN        from information provided in the financial statements.      October 6, 2000++ to December 31, 2000
BOND FUND           Increase (Decrease) in Net Asset Value:                   Class A    Class B     Class C    Class D
Per Share           Net asset value, beginning of period                      $  10.00   $  10.00    $  10.00   $  10.00
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .16        .13         .11        .18
                    Realized and unrealized gain on investments
                    from the Portfolio--net                                        .15        .14         .16        .12
                                                                              --------   --------    --------   --------
                    Total from investment operations                               .31        .27         .27        .30
                                                                              --------   --------    --------   --------
                    Less dividends from investment income--net                   (.13)      (.11)       (.11)      (.13)
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $  10.18   $  10.16    $  10.16   $  10.17
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                        3.14%+++   2.72%+++    2.72%+++   3.01%+++
Return:**                                                                     ========   ========    ========   ========

Ratios to Average   Expenses, net of reimbursement++++                           .65%*     1.65%*      1.65%*      .90%*
Net Assets:                                                                   ========   ========    ========   ========
                    Expenses++++                                              282.76%*   283.76%*    283.76%*   283.01%*
                                                                              ========   ========    ========   ========
                    Investment income--net                                      6.83%*     5.82%*      5.82%*     6.57%*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $     13   $     26    $     42   $     66
Data:                                                                         ========   ========    ========   ========


*Annualized.
**Total investment returns exclude the effects of sales charges. The
Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
TOTAL RETURN
BOND FUND

1. Significant Accounting Policies:
Merrill Lynch Total Return Bond Fund (the "Fund") is a fund of Merrill Lynch Investment Managers Funds, Inc. (the "Company"). The Company is a diversified, open-end management investment company which is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Total Return Bond Master Portfolio (the "Portfolio") of the Fund Asset Management Master Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Portfolio owned by the Fund at December 31, 2000 was .12%. Prior to commencement of operations on October 6, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 5,000 capital shares of the Fund on September 22, 2000 to Fund Asset Management, L.P. ("FAM") for $50,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's income consists of the Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:
The Fund also has entered into an Administrative Services Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. FAM has contractually agreed to pay all annual operating expenses of the Fund's Class A, Class B, Class C and Class D Shares in excess of .65%, 1.65%, 1.65% and .90%, respectively, as applied to the daily net assets of each Class through June 30, 2001. For the period October 6, 2000 to December 31, 2000, FAMreimbursed the Fund for additional expenses of $47,768.

The Fund also has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the
"Distributor"), which is an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                               Account
                             Maintenance      Distribution
                                 Fee               Fee

Class B                          .25%               .75%
Class C                          .25%               .75%
Class D                          .25%               --


Pursuant to a subagreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Company are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:
Increases and decreases in the Fund's investment in the Portfolio for the period October 6, 2000 to December 31, 2000 were $937,609 and $786,887, respectively.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $96,463 for the period October 6, 2000 to December 31, 2000.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period
October 6, 2000++ to                                Dollar
December 31, 2000                     Shares        Amount

Shares sold                                10   $        102
Shares redeemed                            16            167
                                   ----------   ------------
Net increase                               26   $        269
                                   ==========   ============


++Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.


Class B Shares for the Period
October 6, 2000++ to                               Dollar
December 31, 2000                    Shares        Amount

Shares sold                             1,344   $     13,668
Shares redeemed                            14            139
                                   ----------   ------------
Net increase                            1,358   $     13,807
                                   ==========   ============


++Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.



Class C Shares for the Period
October 6, 2000++ to                                Dollar
December 31, 2000                     Shares        Amount

Shares sold                             2,869   $     28,980
Shares redeemed                            14            144
                                   ----------   ------------
Net increase                            2,883   $     29,124
                                   ==========   ============

++Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.


Class D Shares for the Period

October 6, 2000++ to                                Dollar
December 31, 2000                     Shares        Amount

Shares sold                             5,206   $     53,102
Shares redeemed                            16            161
                                   ----------   ------------
Net increase                            5,222   $     53,263
                                   ==========   ============

++Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.


Merrill Lynch Total Return Bond Fund, December 31, 2000


MERRILL LYNCH
TOTAL RETURN
BOND FUND

SCHEDULE OF INVESTMENTS
             Total Return Bond Master Portfolio
                                         Face
             Industries                 Amount                     Investments                                     Value
CORPORATE    Banks--0.7%             $ 1,100,000    MBNA Corporation, 6.898% due 6/17/2002 (a)                 $  1,098,106
BONDS &
NOTES--      Consulting                  750,000    Comdisco Inc., 5.95% due 4/30/2002                              577,500
30.0%        Services--0.4%

             Electric--                3,700,000    Reliant Energy-Mid Atlantic, 9.237% due 7/02/2017 (b)         3,855,169
             Integrated--3.5%          2,150,000    Southern California Edison, 7.20% due 11/03/2003              1,830,768
                                                                                                               ------------
                                                                                                                  5,685,937

             Electronic                1,400,000    Pioneer Standard Electric, 8.50% due 8/01/2006                1,356,249
             Components--0.8%

             Eurobanks--2.8%           1,000,000    Foreningssparbanken AB, 7.421% due 12/29/2049 (a)               985,200
                                       1,300,000    Nordbanken North America Inc., 7.36% due 10/27/2049 (a)       1,293,435
                                       2,400,000    Okobank, 7.078% due 9/29/2049 (a)                             2,377,703
                                                                                                               ------------
                                                                                                                  4,656,338

             Financial                 2,225,000    CIT Group Inc., 7.625% due 8/16/2005                          2,262,536
             Services--4.7%              500,000    Countrywide Home Loans, Inc., 7.02% due 3/19/2003 (a)           499,500
                                       3,500,000    GS Escrow Corp., 7.759% due 8/02/2003 (a)                     3,342,126
                                       1,575,000    Pemex Finance Ltd., 5.72% due 11/15/2003                      1,558,746
                                                                                                               ------------
                                                                                                                  7,662,908

             Food--1.0%                2,215,000    Gruma, SA de CV, 7.625% due 10/15/2007                        1,705,550

             Hotels--0.6%              1,010,000    MGM Grand Inc., 6.95% due 2/01/2005                             986,901

             Manufacturing--2.2%                    Bombardier Capital Ltd. (b):
                                       1,500,000      6% due 1/15/2002                                            1,484,790
                                       2,000,000      7.50% due 8/15/2004                                         2,048,658
                                                                                                               ------------
                                                                                                                  3,533,448

             Oil--Integrated--2.2%     1,000,000    Ashland Inc., 7.278% due 3/07/2003 (a)                          997,690
                                       1,100,000    Pennzoil-Quaker State, 8.65% due 12/01/2002                   1,104,224
                                                    YPF Sociedad Anonima:
                                         575,000      7.25% due 3/15/2003                                           563,995
                                         925,000      8% due 2/15/2004                                              919,903
                                                                                                               ------------
                                                                                                                  3,585,812

             Real Estate Investment    1,115,000    Avalon Properties, 7.375% due 9/15/2002                       1,134,758
             Trust--1.8%               1,750,000    EOP Operating LP, 6.625% due 2/15/2005                        1,723,417
                                                                                                               ------------
                                                                                                                  2,858,175

             Retail--0.9%              2,500,000    Great Atlantic & Pacific Tea Company, 7.70%
                                                    due 1/15/2004                                                 1,450,000


Merrill Lynch Total Return Bond Fund, December 31, 2000


MERRILL LYNCH
TOTAL RETURN
BOND FUND

SCHEDULE OF INVESTMENTS (continued)
             Total Return Bond Master Portfolio
                                         Face
             Industries                 Amount                     Investments                                     Value
CORPORATE    Sales--Leaseback--1.0%   $1,390,708    NWA Trust, 11.30% due 12/21/2012                           $  1,614,375
BONDS &
NOTES        Savings & Loans--0.3%       500,000    Western Finance Servicing, 8.50% due 7/01/2003                  476,535
(concluded)
             Sovereign Government      1,525,000    United Mexican States, 9.875% due 1/15/2007                   1,620,313
             Obligations--1.0%

             Steel--0.2%                 400,000    Pohang Iron & Steel, 7.50% due 8/01/2002                        400,668

             Telecommunications        3,450,000    KPN NV, 8% due 10/01/2010 (b)                                 3,226,185
             --2.9%                    1,500,000    Telefonica de Argentina, 11.875% due 11/01/2004               1,530,000
                                                                                                               ------------
                                                                                                                  4,756,185

             Transportation--1.2%                   Delta Airlines:
                                       1,445,000      10.50% due 4/30/2016                                        1,627,590
                                         250,000      Series G, 9.90% due 1/02/2002                                 254,612
                                                                                                               ------------
                                                                                                                  1,882,202

             Trucking                  1,000,000    Amerco, 8.80% due 2/04/2005                                     980,963
             & Leasing--0.6%

             Wireless                  1,900,000    Motorola Inc., 7.625% due 11/15/2010                          1,956,278
             Equipment--1.2%

                                                  Total Corporate Bonds & Notes (Cost--$50,487,433)              48,844,443
GOVERNMENT   Agency-Backed             5,500,000    Fannie Mae, 7.50% (c)                                         5,580,740
AGENCY       Securities--8.7%          8,500,000    Government National Mortgage Association, 7% (c)              8,537,145
MORTGAGE                                                                                                       ------------
-BACKED                                                                                                          14,117,885
SECURITIES++
--15.5%      Collateralized                         Fannie Mae:
             Mortgage                  1,856,073      1993-183 SH, 9.391% due 10/25/2023                          1,883,582
             Obligations--2.1%            36,426      G93-27 SB, 4.353% due 8/25/2023 (a)                            28,605
                                                    Freddie Mac:
                                         787,566      1261-J, 8% due 7/15/2021                                      792,524
                                          79,934      1564-SE, 6.741% due 8/15/2008 (a)                              79,169
                                         389,364      1573-GC, 6.471% due 1/15/2023 (a)                             365,644
                                         296,191    Government National Mortgage Association Series
                                                    1999-28ZA, 6.50% due 11/20/2023                                 294,293

                                                                                                                  3,443,817

             Pass-Through              7,784,039    FHLMC, #C43641, 6.50% due 8/01/2030                           7,687,590
             Securities--4.7%

             Stripped                    126,560    Fannie Mae, 1998-48 CI, 6.50% due 8/25/2028*                     20,303
             Mortgage-Backed
             Securities--0.0%

                                                  Total Government Agency Mortgage-Backed Securities
                                                  (Cost--$24,864,368)                                            25,269,595


NON-AGENCY   Asset-Backed              2,000,000    ABSC Long Beach Home Equity Loan Trust, 2000-LB1 AF4,
MORTGAGE-    Securities--                           7.825% due 3/21/2028                                          2,072,276
BACKED       9.3%                      2,000,000    Aames Mortgage Trust, 2000-1 A-4F, 7.76% due 1/25/2029        2,026,562
SECURITIES++                             500,000    Associates Manufactured Housing Pass Certificates,
--14.8%                                             1996-2 A4, 6.60% due 6/15/2027                                  502,465
                                         360,974    CFS Smart, 1997-5-A1, 7.72% due 6/15/2005 (b)(e)                101,073
                                         128,084    CPS Auto Trust, 1998-1 A, 6% due 8/15/2003                      127,776
                                         750,000    CS First Boston Mortgage Securities Corporation, 1995-
                                                    WF1 D, 7.532% due 12/21/2027                                    777,638
                                         139,998    Commercial Mortgage Acceptance Corporation 1996-C2 A2,
                                                    6.716% due 9/15/2023 (a)(b)                                     140,047
                                       2,000,000    Delta Funding Home Equity Loan Trust, 1991-1 A2F, 5.98%
                                                    due 2/15/2023                                                 1,990,120
                                       1,496,718    Fund America Investors Trust I, 1998-NMC1 M1, 7.088%
                                                    due 6/25/2028 (a)                                             1,497,239
                                         157,032    GREAT, 1998-A-A1144A, 7.45% due 9/15/2007 (b)(e)                 43,969
                                         105,696    Green Tree Financial Corporation, 1995-4 A4, 6.75% due
                                                    6/15/2025                                                       105,704
                                         450,000    Green Tree Recreational Equipment and Consumer Trust,
                                                    1996-B, 7.70% due 7/15/2018                                     439,299
                                         750,000    Nomura Asset Securities Corporation, 1995-MD3 A1B, 8.15%
                                                    due 3/04/2020                                                   798,519
                                                    Nomura Depository Trust (a)(b):
                                         500,000      1998-ST1 A3, 7.29% due 1/15/2003                              495,078
                                       1,700,000      1998-ST1A A3A, 7.26% due 1/15/2003                          1,681,406
                                                    Resolution Trust Corporation:
                                       1,911,861      1994-C1 E, 8% due 6/25/2026                                 1,824,328
                                         478,458      1994-C2 G, 8% due 4/25/2025                                   468,470
                                                                                                               ------------
                                                                                                                 15,091,969

             Collateralized Mortgage      97,240    Blackrock Capital Finance L.P., 1997-R2 AP, 13.247%
             Obligations--5.5%                      due 12/25/2035 (a)(b)                                            98,455
                                         200,000    CMC Securities Corporation IV, 1994-G A4, 7% due
                                                    9/25/2024                                                       193,842
                                       1,871,439    Citicorp Mortgage Securities, Inc., 1994-4 A6, 6%
                                                    due 2/25/2009                                                 1,851,733
                                         168,600    Collateralized Mortgage Obligation Trust, 57 D, 9.90%
                                                    due 2/01/2019                                                   173,465
                                         169,843    GE Capital Mortgage Services, Inc., 1994-24 A4, 7% due
                                                    7/25/2024                                                       165,935
                                                    Housing Securities Inc. (b):
                                         373,002      1994-1 AB2, 6.50% due 3/25/2009                               267,337
                                         200,607      1994-2 B1, 6.50% due 7/25/2009                                151,803
                                         514,284    Independent National Mortgage Corporation, 1995-F A5,
                                                    8.25% due 5/25/2010                                             521,792
                                         433,861    Ocwen Residential MBS Corporation, 1998-R2 AP, 7.55%
                                                    due 11/25/2034 (a)(b)                                           413,795
                                       3,312,928    Prudential Home Mortgage Securities, 1993-50 A11, 8.75%
                                                    due 11/25/2023                                                3,296,359
                                       1,240,557    Salomon Brothers Mortgage Securities VII, 1998-NC3 A2,
                                                    6.41% due 8/25/2028                                           1,235,061
                                         600,000    Washington Mutual, 2000-1 B1, 10.648% due 1/25/2040
                                                    (a)(b)                                                          599,438
                                                                                                               ------------
                                                                                                                  8,969,015

                                                  Total Non-Agency Mortgage-Backed Securities (Cost--
                                                  $24,412,578)                                                   24,060,984


                                        Shares
                                         Held
PREFERRED                                    500  Home Ownership Funding 2                                          396,000
STOCKS--0.2%
                                                  Total Preferred Stocks (Cost--$500,000)                           396,000


Merrill Lynch Total Return Bond Fund, December 31, 2000


MERRILL LYNCH
TOTAL RETURN
BOND FUND

SCHEDULE OF INVESTMENTS (concluded)
             Total Return Bond Master Portfolio
                                         Face
             Industries                 Amount                     Investments                                     Value
US           Fannie Mae--4.1%                       Fannie Mae:
GOVERNMENT                             $ 900,000      6.625% due 10/15/2007                                    $    939,231
& AGENCY                               4,000,000      6.625% due 9/15/2009                                        4,168,120
OBLIGATIONS                            1,450,000      7.125% due 6/15/2010                                        1,567,363
--37.0%                                                                                                        ------------
                                                                                                                  6,674,714

             Freddie Mac--6.6%                      Freddie Mac:
                                       5,550,000      5.75% due 4/15/2008                                         5,487,562
                                       4,905,000      7% due 3/15/2010                                            5,247,565
                                                                                                               ------------
                                                                                                                 10,735,127

             US Treasury Bonds &                    US Treasury Bonds:
             Notes--26.3%              5,000,000      6.50% due 11/15/2026                                        5,615,600
                                      13,775,000      6.25% due 5/15/2030 (d)                                    15,367,666
                                      10,250,000    US Treasury Inflation Index Notes, 4.25% due 1/15/2010       11,014,493
                                                    US Treasury Notes:
                                       7,240,000      5.25% due 5/15/2004                                         7,264,906
                                       3,500,000      5.75% due 8/15/2010                                         3,667,895
                                                                                                               ------------
                                                                                                                 42,930,560

                                                  Total US Government & Agency Obligations
                                                  (Cost--$58,337,960)                                            60,340,401

SHORT-TERM   Commercial                3,000,000    Burlington Northern, 7.30% due 1/04/2001 (d)                  2,998,783
INVESTMENTS  Paper**--10.1%            5,000,000    Compaq Computer Corporation, 7.65% due 1/08/2001 (d)          4,993,625
--10.1%                                5,500,000    ConAgra Inc., 7.10% due 1/04/2001 (d)                         5,497,831
                                       2,900,000    Countrywide Home Loans, Inc., 6.62% due 1/02/2001 (d)         2,900,000
                                                  Total Short-Term Investments (Cost--$16,390,239)               16,390,239

             Total Investments (Cost--$174,992,578) --107.6%                                                    175,301,662

             Time Deposit***--0.0%                                                                                  138,139

             Liabilities in Excess of Other Assets--(7.6%)                                                     (12,460,081)
                                                                                                               ------------
             Net Assets--100.0%                                                                                $162,979,720
                                                                                                               ============


(a)Floating rate note.
(b)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)Represents a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(d)Security marked as segregated to cover TBAsecurities.
(e)Security fair valued under procedures established by the Board of Trustees. Issuer in bankruptcy.
*Represents the interest only portion of a mortgage-backed obligation.
**Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
***Time deposit bears interest at 4.75% and matures on 1/02/2001.
++Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments.
As a result, the average life may be substantially less than the original maturity.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
TOTAL RETURN
BOND MASTER
PORTFOLIO           As of December 31, 2000
Assets:             Investments, at value (identified cost--$174,992,578)                                 $  175,301,662
                    Cash                                                                                           2,586
                    Time deposit                                                                                 138,139
                    Receivables:
                      Interest                                                           $    2,087,617
                      Contributions                                                             473,779
                      Paydowns                                                                   54,762        2,616,158
                                                                                         --------------
                    Prepaid expenses and other assets                                                             15,789
                                                                                                          --------------
                    Total assets                                                                             178,074,334
                                                                                                          --------------

Liabilities:        Payables:
                      Securities purchased                                                   13,971,484
                      Withdrawals                                                               935,907
                      Investment adviser                                                         38,683       14,946,074
                                                                                         --------------
                    Accrued expenses and other liabilities                                                       148,540
                                                                                                          --------------
                    Total liabilities                                                                         15,094,614
                                                                                                          --------------

Net Assets:         Net assets                                                                            $  162,979,720
                                                                                                          --------------

Net Assets          Partners' capital                                                                     $  162,670,636
Consist of:         Unrealized appreciation on investments--net                                                  309,084
                                                                                                          --------------
                    Net assets                                                                            $  162,979,720
                                                                                                          ==============

                    See Notes to Financial Statements.


Merrill Lynch Total Return Bond Fund, December 31, 2000

STATEMENT OF OPERATIONS
TOTAL RETURN
BOND MASTER
PORTFOLIO           For the Period October 6, 2000++ to December 31, 2000
Investment Income:  Interest and discount earned                                                          $    2,686,889
                    Dividends                                                                                     16,672
                                                                                                          --------------
                    Total income                                                                               2,703,561
                                                                                                          --------------

Expenses:           Investment advisory fees                                              $     114,330
                    Accounting services                                                          20,151
                    Custodian fees                                                                4,863
                    Trustees' fees and expenses                                                   2,202
                    Offering costs                                                                1,520
                    Pricing fees                                                                    455
                    Professional fees                                                               338
                    Other                                                                         1,665
                                                                                         --------------
                    Total expenses                                                                               145,524
                                                                                                          --------------
                    Investment income--net                                                                     2,558,037
                                                                                                          --------------

Realized &          Realized gain on investments--net                                                            612,633
Unrealized          Unrealized appreciation on investments--net                                                2,073,407
Gain on                                                                                                   --------------
Investments         Net Increase in Net Assets Resulting from Operations                                  $    5,244,077
--Net:                                                                                                    --------------


++Commencement of operations.
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                          For the Period
TOTAL RETURN                                                                                            October 6, 2000++
BOND MASTER                                                                                              to December 31,
PORTFOLIO           Increase in Net Assets:                                                                    2000
Operations:         Investment income--net                                                                $    2,558,037
                    Realized gain on investments--net                                                            612,633
                    Unrealized appreciation on investments--net                                                2,073,407
                                                                                                          --------------
                    Net increase in net assets resulting from operations                                       5,244,077
                                                                                                          --------------

Net Capital         Net increase in net assets derived from capital contributions                            157,685,543
Contributions:                                                                                            --------------

Net Assets:         Total increase in net assets                                                             162,929,620
                    Beginning of period                                                                           50,100
                                                                                                          --------------
                    End of period                                                                         $  162,979,720
                                                                                                          ==============

                    ++Commencement of operations.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                                                         For the Period
TOTAL RETURN                                                                                           October 6, 2000++
BOND MASTER         The following ratios have been derived                                              to December 31,
PORTFOLIO           from information provided in the financial statements.                                    2000
Ratios to Average   Expenses                                                                                       .38%*
Net Assets:                                                                                                     ========
Supplemental Data:  Investment income--net                                                                        6.71%*
                                                                                                                ========
                    Net assets, end of period (in thousands)                                                    $162,980
                                                                                                                ========
                    Portfolio turnover                                                                            70.36%
                                                                                                                ========


                    *Annualized.
                    ++Commencement of operations.
                    See Notes to Financial Statements.

Merrill Lynch Total Return Bond Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS

TOTAL RETURN
BOND MASTER
PORTFOLIO


1. Significant Accounting Policies:
Total Return Bond Master Portfolio (the "Portfolio") is a fund of Fund Asset Management Master Trust (the "Master Trust"). The Master Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Master Trust's Board of Trustees.

(b) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Master Trust has entered into an Investment Advisory Agreement for the Portfolio with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .30% of the average daily value of the Portfolio's net assets.

Accounting services were provided to the Portfolio by FAM.

Certain officers and/or trustees of the Master Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period October 6, 2000 to December 31, 2000 were
$122,568,229 and $108,562,103, respectively.

Net realized gains for the period October 6, 2000 to December 31, 2000 and net unrealized gains as of December 31, 2000 were as follows:

                                 Realized        Unrealized
                                  Gains            Gains

Long-term investments         $     612,633    $     309,084
                              -------------    -------------
Total                         $     612,633    $     309,084
                              =============    =============


As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $309,084, of which $3,297,065 related to appreciated securities and $2,987,981 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $174,992,578.

4. Short-Term Borrowings:
On December 1, 2000, the Portfolio, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the facility during the period October 6, 2000 to December 31, 2000.